SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates [Table Text Block]

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease, including the option term or the useful lives of the assets, whichever is shorter

Schedule of Product Warranty Liability [Table Text Block]
payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016

Balance, beginning of the year	604	544
Warranties issued during the year	468	422
Settlements made during the year	(145)	(182)
Expirations	(360)	(180)

Balance end of year	567	604

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2017, 2016 and 2015 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2017	2016	2015

Risk free interest rate	0.86%-1.39%	0.8%-1.00%	1.29%-1.62%
Dividend yield	0%	0%	0%
Expected volatility	52.25%-57.73%	55.81%-60.84%	51.47%-49.78%
Expected term (in years)	4.00-5.50	4.00-5.50	4.00-5.50
Forfeiture rate	-	2%	2%

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the allowance for doubtful accounts during 2017 and 2016 are as follows:

	Year ended December 31,
	2017	2016

Balance at beginning of the year	1,281	1,053

Deductions during the year	(992)	(339)
Charged to expenses	802	511
Foreign currency translation adjustment	36	56

Balance at end of year	1,127	1,281